Acquired Properties, Net	12 Months Ended
Dec. 31, 2010
Mineral Properties Net [Abstract]
Acquired Properties

	2010	2009
	$	$

Acquired properties, at cost	2,168	2,053
Accumulated amortization	(1,332)	(1,222)
Net book value December 31,	836	831